Note 9 - Fair Value (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Fair Value Measurements as of March 31, 2018
(In Thousands):
	Level 1	Level 2	Level 3
Warrant Liability	$—	—	$—
Total	$—	—	$—
Fair Value Measurements as of March 25, 2017
(In Thousands):
	Level 1	Level 2	Level 3
Warrant Liability	$—	—	$222
Total	$—	$—	$222

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
	Years Ended
(In thousands)	Mar. 31 , 201 8	Mar. 2 5 , 201 7
Warrant liability at beginning of year	$222	$353
Change in fair value of warrant liability	(222)	(131)
Warrant liability at end of period	$—	$222